Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loss per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Six months ended June 30,	Three months ended June 30,
	2026	2026
Basic net loss per share:
Net loss attributable to Class A common stockholders	(14,209)	(3,439)
Deduct redeemable convertible preferred shares cumulative dividend	-	-
Net loss attributable to Class A common stockholders - basic	(14,209)	(3,439)
Weighted average number of common stock - basic	8,458,222	13,390,609
Net loss per share attributable to common stockholders - basic	$(1.68)	$(0.26)

Diluted loss per share:
Numerator:
Net loss attributable to Class A common stockholders - basic	(14,209)	(3,439)
Change in fair value of warrant liability	(1,196)	(109)
Net loss attributable to Class A common stockholders - diluted	(15,405)	(3,548)

Denominator:
Effect of dilutive securities:
Weighted average number of common stock - basic	8,458,222	13,390,609
Common shares issuable for warrants liability	211,111	400,000
Weighted average number of common stock - diluted	8,669,333	13,790,609

Net loss per share attributable to common stockholders - diluted	$(1.78)	$(0.26)

	Six months ended June 30,	Three months ended June 30,
Basic and diluted net loss per share:	2025	2025
Net loss attributable to Class A common stockholders	(5,760)	(2,446)
Deduct redeemable convertible preferred shares cumulative dividend	(312)	(171)
Net loss attributable to Class A common stockholders	(6,072)	(2,617)
Weighted average number of common stock, basic and diluted	2,396,328	2,435,385
Net loss per share attributable to common stockholders, basic and diluted	$(2.53)	$(1.07)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Net loss	(12,819)	(15,610)
Deduct redeemable convertible preferred stock cumulative dividend	(687)	(570)
Net loss attributable to ordinary shareholders	(13,506)	(16,180)
Weighted average number of ordinary shares (thousands of shares), basic and diluted	745,257	748,188
Net loss per share attributable to ordinary shareholders, basic and diluted	(18.12)	(21.62)